Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST
SCHRODER GLOBAL SERIES TRUST
SCHRODER CAPITAL FUNDS (DELAWARE)
 (the “Trusts”)

Supplement dated July 30, 2010
to Prospectuses dated March 1, 2010 and
the Statement of Additional Information dated March 1, 2010

With this supplement, the Trusts’ Investor Shares Prospectus, Advisor Shares Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information (“SAI”) are being updated (i) to reflect the renaming of the Schroder International Diversified Value Fund to Schroder International Multi-Cap Value Fund, and (ii) to reflect that the Trusts’ distributor, Schroder Fund Advisors Inc., has been reorganized into a limited liability company and renamed Schroder Fund Advisors LLC.

Renaming of Schroder International Diversified Value Fund

The Prospectuses and SAI are hereby revised to replace all references to “Schroder International Diversified Value Fund” with “Schroder International Multi-Cap Value Fund.” All headings containing the name “Schroder International Diversified Value Fund” shall read “Schroder International Multi-Cap Value Fund (formerly, Schroder International Diversified Value Fund).”

Schroder Fund Advisors

The Prospectuses and SAI are hereby revised to replace all references to “Schroder Fund Advisors Inc.” with “Schroder Fund Advisors LLC.”

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST
Schroder Multi-Asset Growth Portfolio
Supplement dated July 30, 2010
to the Prospectus dated March 1, 2010

With this supplement, the Prospectus for A Shares, Advisor Shares, Investor Shares and R Shares of Schroder Multi-Asset Growth Portfolio (the “Fund”) is being updated: (i) to reflect new expense limitations on the Total Annual Fund Operating Expenses of each share class of the Fund, as outlined below; (ii) to reflect that the Fund’s distributor, Schroder Fund Advisors Inc., has been reorganized into a limited liability company and renamed Schroder Fund Advisors LLC; and (iii) to adjust the anticipated investment ranges for certain fixed income investment types.

Expense Limitation Changes

Within the Prospectus Summary Information sections for each share class, the “Annual Fund Operating Expenses” tables and corresponding expense “Example” tables are replaced in their entirety as follows:

A Shares

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	4.20%
Acquired Fund Fees and Expenses	0.71%

Total Annual Fund Operating Expenses(1)	5.91%
Less: Fee Waiver and Expense Limitation(2)	(3.95)%

Net Annual Fund Operating Expenses(3)	1.96%

(1)	“Other Expenses” are restated to reflect expenses paid at the Fund level for the fiscal year ended October 31, 2009; as a result of the restatement, the Total Annual Fund Operating Expenses shown differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus.

(2)	Effective August 1, 2010, the Fund’s adviser has contractually agreed through February 28, 2011 (i) to reduce its management fee compensation by 0.39% and (ii) if necessary, in order to limit the expenses, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund’s A Shares exceed 1.25% of A Shares’ average daily net assets. The fee waiver and/or expense limitation may only be terminated during their term by the Board of Trustees.

(3)	“Net Annual Fund Operating Expenses” shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.25% for A Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in A Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
A Shares (whether or not shares are redeemed)	$640	$1,793	$2,924	$5,665

Advisor Shares

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	4.20%
Acquired Fund Fees and Expenses	0.71%

Total Annual Fund Operating Expenses(1)	5.91%
Less: Fee Waiver and Expense Limitation(2)	(3.95)%

Net Annual Fund Operating Expenses(3)	1.96%

(1)	“Other Expenses” are restated to reflect expenses paid at the Fund level for the fiscal year ended October 31, 2009; as a result of the restatement, the Total Annual Fund Operating Expenses shown differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus.

(2)	Effective August 1, 2010, the Fund’s adviser has contractually agreed through February 28, 2011 (i) to reduce its management fee compensation by 0.39% and (ii) if necessary, in order to limit the expenses, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund’s Advisor Shares exceed 1.25% of Advisor Shares’ average daily net assets. The fee waiver and/or expense limitation may only be terminated during their term by the Board of Trustees.

(3)	“Net Annual Fund Operating Expenses” shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.25% for Advisor Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Advisor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
Advisor Shares (whether or not shares are redeemed)	$199	$1,406	$2,591	$5,460

Investor Shares

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses(1)	4.20%
Acquired Fund Fees and Expenses	0.71%

Total Annual Fund Operating Expenses(1)	5.66%
Less: Fee Waiver and Expense Limitation(2)	(3.95)%

Net Annual Fund Operating Expenses(3)	1.71%

(1)	“Other Expenses” are restated to reflect expenses paid at the Fund level for the fiscal year ended October 31, 2009; as a result of the restatement, the Total Annual Fund Operating Expenses shown differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus.

(2)	Effective August 1, 2010, the Fund’s adviser has contractually agreed through February 28, 2011 (i) to reduce its management fee compensation by 0.39% and (ii) if necessary, in order to limit the expenses, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund’s Investor Shares exceed 1.00% of Investor Shares’ average daily net assets. The fee waiver and/or expense limitation may only be terminated during their term by the Board of Trustees.

(3)	“Net Annual Fund Operating Expenses” shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.00% for Investors Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
Investor Shares (whether or not shares are redeemed)	$174	$1,335	$2,482	$5,282

R Shares

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.50%
Other Expenses(1)	4.20%
Acquired Fund Fees and Expenses	0.71%

Total Annual Fund Operating Expenses(1)	6.16%
Less: Fee Waiver and Expense Limitation(2)	(3.95)%

Net Annual Fund Operating Expenses(3)	2.21%

(1)	“Other Expenses” are restated to reflect expenses paid at the Fund level for the fiscal year ended October 31, 2009; as a result of the restatement, the Total Annual Fund Operating Expenses shown differ from the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus.

(2)	Effective August 1, 2010, the Fund’s adviser has contractually agreed through February 28, 2011 (i) to reduce its management fee compensation by 0.39% and (ii) if necessary, in order to limit the expenses, to pay or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses) for the Fund’s R Shares exceed 1.50% of R Shares’ average daily net assets. The fee waiver and/or expense limitation may only be terminated during their term by the Board of Trustees.

(3)	“Net Annual Fund Operating Expenses” shown above include expenses incurred indirectly by the Fund (e.g., indirect Other Expenses and/or Acquired Fund Fees and Expenses), and thus may be higher than the Ratio of Expenses to Average Net Assets included in the “Financial Highlights” section of the full prospectus. If only the operating expenses of the Fund were included in Net Annual Fund Operating Expenses, and not the indirect expenses incurred by the Fund, the Net Annual Fund Operating Expenses would be 1.50% for R Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in R Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, for the first year, on the Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

	1 year	3 years	5 years	10 years
R Shares (whether or not shares are redeemed)	$224	$1,476	$2,699	$5,634

Within the Prospectus section “Management of the Fund,” the subsection entitled “Expense Limitations and Waivers” is replaced in its entirety as follows:

Expense Limitations and Waivers. Effective August 1, 2010, Schroders has contractually agreed until February 28, 2011 (i) to reduce its management fee compensation by 0.39% and (ii) if necessary, in order to limit the expenses of the Fund’s shares, to pay expenses to the extent that the Total Annual Fund Operating Expenses of the Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically non-recurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to each share class of the Fund exceed the following annual rates (based on the average daily net assets attributable to each of the Fund’s share classes taken separately): A Shares: 1.25%; Advisor Shares: 1.25%; Investor Shares 1.00%; and R Shares: 1.50%.

Anticipated Investment Ranges

Within the “Principal Investments” section of the Prospectus, the following replaces the information set forth under “Anticipated Investment Ranges”:

Anticipated
Investment
Asset Class	Ranges
Equity Investments	0-75%
Fixed Income Investments
Investment Grade Fixed-Income Investments	0-25%
Below Investment Grade Fixed Income Investments	0-20%
Emerging Market Debt	0-20%
Alternative Investments	0-50%
Real Estate	0-25%
Absolute Return	0-30%
Infrastructure	0-15%
Commodities	0-20%
Currencies	0-8%
Private Equity	0-15%
Cash and other short-term investments	0-25%

The anticipated investment ranges may change over time.

Schroder Fund Advisors

Throughout the Prospectus, all references to “Schroder Fund Advisors Inc.” shall be replaced with “Schroder Fund Advisors LLC.”

Filed pursuant to Rule 497(e)
under the Securities Act of 1933, as amended
File Registration No.: 33-65632

SCHRODER SERIES TRUST
Schroder Multi-Asset Growth Portfolio

Supplement dated July 30, 2010
to the Statement of Additional Information (“SAI”) dated March 1, 2010

With this supplement, the SAI for A Shares, Advisor Shares, Investor Shares and R Shares of Schroder Multi-Asset Growth Portfolio (the “Fund”) is being updated (i) to reflect new expense limitations on the Total Annual Fund Operating Expenses of each share class of the Fund, as outlined below, and (ii) to reflect that the Fund’s distributor, Schroder Fund Advisors Inc., has been reorganized into a limited liability company and renamed Schroder Fund Advisors LLC.

Expense Limitation Changes

Within the SAI section entitled “Management Contract,” the fourth paragraph is replaced in its entirety as follows:

Effective August 1, 2010, the Fund’s adviser has contractually agreed through February 28, 2011 (i) to reduce its management fee compensation by 0.39% and (ii) if necessary, in order to limit expenses of the Fund’s shares, to pay or reimburse the Fund for expenses to the extent that the Total Annual Fund Operating Expenses of the Fund (other than Acquired Fund Fees and Expenses, interest, taxes, and extraordinary expenses, which may include typically nonrecurring expenses such as, for example, organizational expenses, litigation expenses, and shareholder meeting expenses) allocable to each share class of the Fund exceed the following annual rates (based on the average daily net assets attributable to each of the Fund’s share classes taken separately): A Shares: 1.25%; Advisor Shares: 1.25%; Investor Shares 1.00%; and R Shares: 1.50%. The fee waivers and/or expense limitations for the Fund may only be terminated during their term by the Board of Trustees.

Schroder Fund Advisors

Throughout the SAI, all references to “Schroder Fund Advisors Inc.” shall be replaced with “Schroder Fund Advisors LLC.”